Other Intangible Assets, Net - Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Gross Cost	$ 1,599	$ 1,374
Accumulated Amortization	(1,154)	(1,075)
Net Cost	445	299
Technologies & Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	934	699
Accumulated Amortization	(623)	(578)
Net Cost	311	121
Purchased and Internally Developed Software [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	537	486
Accumulated Amortization	(461)	(427)
Net Cost	76	59
Technologies in Progress [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	56	119
Net Cost	56	119
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Cost	72	70
Accumulated Amortization	(70)	$ (70)
Net Cost	$ 2